Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of activity of stock options
The following table summarizes the activity of stock options during fiscal years 2019, 2018 and 2017:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Expired (i)	(216,633)	14.35	5.13
Outstanding at December 31, 2019	274,440	10.62	2.77
Exercisable at December 31, 2019	274,440	10.62	2.77

(i)	As of December 31, 2019, 2018 and 2017, additional paid-in capital included $1,111, $844 and $750, respectively, related to expired stock options.

The following table provides a summary of outstanding stock options at December 31, 2019:

Vested (i)
Number of units outstanding	274,440
Weighted-average grant-date fair market value per unit	2.77
Total grant-date fair value	760
Weighted-average accumulated percentage of service	100%
Stock-based compensation recognized in Additional paid-in capital	760

(i)Related to exercisable awards.

Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2019, 2018 and 2017:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting	(361,284)	7.65
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Exercisable at December 31, 2019	—	—

Summary of phantom RSU award activity
The following table summarizes the activity under the plan as of December 31, 2019:

Units
Grant 2019	1,672,657
Forfeited	(10,837)
Outstanding at December 31, 2019	1,661,820

Total Non-vested (i)
Number of units outstanding	1,661,820
Current share price	8.10
Total fair value of the plan	13,461
Weighted-average accumulated percentage of service	15.62%
Accrued liability (ii)	2,102
Compensation expense not yet recognized (iii)	11,359

(i)	Related to awards that will vest between May 2021 and May 2024.

(ii)	Presented within “Accrued payroll and other liabilities” in the Company’s non current liabilities balance sheet.
(iii)
Expected to be recognized in a weighted-average period of 3.97 years.